Statements of Operations and Comprehensive Loss (FY) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development expenses	$ 34,311,650	$ 24,825,379	$ 17,839,951
General and administrative expenses	17,654,970	14,686,767	8,658,867
Total operating expenses	51,966,620	39,512,146	26,498,818
Loss from operations	(51,966,620)	(39,512,146)	(26,498,818)
Other income (expense):
Warrant remeasurement	0	0	(1,879,823)
Other expense	0	(163,463)	0
Interest income	700,903	212,299	9,084
Interest expense	(2,180,143)	(1,203,674)	(816,494)
Loss before income taxes	(53,445,860)	(40,666,984)	(29,186,051)
Benefit for income taxes	2,586,057	1,845,986	1,107,405
Net loss	(50,859,803)	(38,820,998)	(28,078,646)
Comprehensive loss	(50,859,803)	(38,820,998)	(28,078,646)
Cumulative dividend on Series C , C-1 and C-2 convertible preferred stock	0	0	(4,356,408)
Net loss attributable to common stockholders	$ (50,859,803)	$ (38,820,998)	$ (32,435,054)
Loss per share attributable to common stockholders basic and diluted (in dollars per share)	$ (1.67)	$ (1.34)	$ (4.01)
Weighted average common shares outstanding basic and diluted (in shares)	30,393,952	28,864,216	8,087,924